Unaudited Condensed Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	$ 14,694	$ 14,776	$ 14,764
Property, plant and equipment	9,246	9,528	8,533
Biological assets	211	176	173
Investments in associates and joint ventures	5,412	5,334	5,076
Other investments	42	39	102
Other receivables	42	38	37
Other financial assets	571	623	392
Deferred tax assets	138	150	131
Post-employment benefit assets	1,022	1,161	974
Non-current assets	31,378	31,825	30,182
Current assets
Inventories	10,556	10,658	9,699
Trade and other receivables	4,355	3,504	4,532
Assets held for sale	1,104	257	302
Corporate tax receivables	186	354	235
Other financial assets	484	524	340
Cash and cash equivalents	2,209	2,200	1,656
Current assets	18,894	17,497	16,764
Total assets	50,272	49,322	46,946
Current liabilities
Borrowings and bank overdrafts	(3,303)	(2,928)	(2,496)
Other financial liabilities	(281)	(278)	(470)
Trade and other payables	(7,035)	(6,952)	(7,094)
Liabilities held for sale	(693)	(193)	(81)
Corporate tax payables	(261)	(138)	(191)
Provisions	(203)	(223)	(139)
Current liabilities	(11,776)	(10,712)	(10,471)
Non-current liabilities
Borrowings	(20,209)	(20,820)	(19,224)
Other financial liabilities	(778)	(751)	(873)
Other payables	(181)	(192)	(285)
Provisions	(328)	(316)	(318)
Deferred tax liabilities	(2,893)	(2,944)	(2,937)
Post-employment benefit liabilities	(413)	(409)	(433)
Non-current liabilities	(24,802)	(25,432)	(24,070)
Total liabilities	(36,578)	(36,144)	(34,541)
Net assets	13,694	13,178	12,405
Equity
Share capital	887	887	887
Share premium	1,703	1,703	1,703
Other reserves	318	454	(464)
Retained earnings	8,693	8,046	8,158
Equity attributable to equity shareholders of the parent company	11,601	11,090	10,284
Non-controlling interests	2,093	2,088	2,121
Total equity	$ 13,694	$ 13,178	$ 12,405